Income Tax - Schedule of Reconciliation of Income Tax Expenses to Prima Facie Tax Payable (Parentheticals) (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of Income Tax Expenses to Prima Facie Tax Payable [Abstract]
Profits tax rate	16.50%	16.50%